Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 255,886	$ 243,179
Short-term deposits	182,429	259,000
Accounts receivable, net of allowance for credit losses of $1.0 million and $0.5 million as of June 30, 2022 and December 31, 2021	132,343	129,382
Inventories	153,702	129,147
Prepaid expenses	8,225	6,871
Other current assets	49,615	33,123
Total current assets	782,200	800,702
Non-current assets
Property, plant and equipment, net	192,630	203,295
Goodwill	64,959	65,144
Other intangible assets, net	133,657	152,244
Operating lease right-of-use assets	12,319	14,651
Long-term investments	31,191	28,667
Other non-current assets	12,886	12,519
Total non-current assets	447,642	476,520
Total assets	1,229,842	1,277,222
Current liabilities
Accounts payable	61,316	51,976
Accrued expenses and other current liabilities	52,049	55,358
Accrued compensation and related benefits	30,513	44,684
Deferred revenues - short term	49,511	51,174
Operating lease liabilities - short term	6,111	7,276
Total current liabilities	199,500	210,468
Non-current liabilities
Deferred revenues - long term	22,727	21,133
Deferred income taxes - long term	4,511	7,341
Operating lease liabilities - long term	6,165	7,693
Contingent consideration - long term	50,299	53,478
Other non-current liabilities	22,931	21,095
Total non-current liabilities	106,633	110,740
Total liabilities	306,133	321,208
Contingencies (see note 12)
Equity
Ordinary shares, NIS 0.01 nominal value, authorized 180,000 thousand shares; 66,744 thousand shares and 65,677 thousand shares issued and outstanding at June 30, 2022 and December 31, 2021, respectively	186	182
Additional paid-in capital	3,030,088	3,012,481
Accumulated other comprehensive loss	(13,354)	(8,771)
Accumulated deficit	(2,093,211)	(2,047,878)
Total equity	923,709	956,014
Total liabilities and equity	$ 1,229,842	$ 1,277,222